LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
LONG-TERM INVESTMENTS
Balances at beginning of the year		¥ 24,887	¥ 11,578
Additions		2,833	19,437	¥ 11,132
Share of results of an equity investee	$ (312)	(2,028)	(1,640)
Impairment charges	(143)	(932)	(5,635)
Foreign currency translation adjustments		(1,275)	1,147	446
Balances at end of the year	$ 3,610	23,485	24,887	11,578
Cost Method
LONG-TERM INVESTMENTS
Balances at beginning of the year		21,927	11,578
Additions		2,833	14,837	11,132
Impairment charges			(5,635)
Foreign currency translation adjustments		(1,275)	1,147	446
Balances at end of the year		23,485	21,927	¥ 11,578
Equity Method
LONG-TERM INVESTMENTS
Balances at beginning of the year		2,960
Additions			4,600
Share of results of an equity investee		(2,028)	(1,640)
Impairment charges		¥ (932)
Balances at end of the year			¥ 2,960